Organization and Business Description	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Organization and Business Description

1. Organization and Business Description

Organization and Nature of Operations

FBS Global Limited is a holding company which was incorporated on March 10, 2022 under the laws of Cayman Islands as an exempted company with limited liability (“FBS Cayman” or “the Company”). It is a holding company with no business operation.

FBS Cayman owns 100% equity interest of Success Elite Development Limited, a limited liability company incorporated in the British Virgin Islands on February 22, 2022, acting as a holding company. Success Elite Development Limited (“SEDL”), in turn, holds 100% equity interest of Finebuild System Pte Ltd. (“FBS SG”), the only operation arm of the group of companies which is a limited liability company incorporated on March 9, 1996 under the laws of the Republic of Singapore.

From the beginning as a construction company since 1996, FBS SG has developed into a premier integrated engineering company that provides a full suite of construction and engineering services. These services include the supply of building materials and precast concrete components, recycling of construction and industrial wastes, research, and development, as well as pavement consultancy services. The Company is an established interior design and build (also referred to as “fit-out”) specialist in Singapore with a track record of over 20 years in institutional, residential, commercial and industrial building projects. The Company’s scope of services comprises design, supply and installation of ceilings, partitions, timber deck, carpet, lead lining, acoustic wall panel, built-in furnishing, carpentry and mechanical & electrical services of a building. The Company also undertakes main construction and building works projects.

A reorganization of the Company’s legal structure was completed on August 2, 2022. The reorganization involved the incorporation of FBS Cayman, and its wholly-owned subsidiaries, SEDL; and the transfer of all equity ownership of FBS SG to SEDL from the former shareholders of FBS SG. In consideration of the transfer, the Company issued 11,250,000 ordinary shares with par value $0.001 per share to the former shareholders of FBS SG.

On August 2, 2022, the former shareholders transferred their 100% ownership interest in FBS SG to SEDL, which is 100% owned by FBS Cayman. After the reorganization, FBS Cayman owns 100% equity interests of SEDL and FBS SG. The controlling shareholder of FBS Cayman is same as that of FBS SG prior to the reorganization.

The transactions were between entities under common control, and therefore accounted for in a manner similar to the pooling-of-interest method. Under the pooling-of-interests method, combination between two businesses under common control is accounted for at carrying amounts with retrospective adjustment of prior period financial statements, and the equity accounts of the combining entities are combined and the difference between the consideration paid and the net assets acquired is reflected as an equity transaction (i.e., distribution to parent company). As opposed to the purchase method of accounting, no intangible assets are recognized in the transaction, and no goodwill is recognized as a result of the reorganization.

The accompanying consolidated financial statements reflect the activities of FBS Cayman and the following entity:

Subsidiary	Date of Incorporation	Jurisdiction of Formation	Percentage of direct/indirect Economic Ownership	Principal Activities
Success Elite Development Limited (SEDL)	February 22, 2022	BVI	100% owned by FBS Cayman	Investment Holding Company

Finebuild Systems Pte Ltd (“FBS SG”)	March 09, 1996	Singapore	100% owned by SEDL	General Contractors Building construction including major upgrading works

FBS GLOBAL LIMITED

Notes to Consolidated Financial Statements